MANAGEMENT AGREEMENT AND AFFILIATE TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The following table summarizes the management fees, income incentive allocation and capital gains incentive allocation included in these combined consolidated financial statements:

	Year Ended December 31,
	2021	2020	2019
Management fees	$15,638	$13,073	$10,722
Capital gains incentive allocation	—	—	5,819
Total	$15,638	$13,073	$16,541

A portion of these reimbursable expenses that the Parent paid to the Manager and are attributable to FTAI Infrastructure are included in the combined consolidated financial statements as follows:

	Year Ended December 31,
	2021	2020	2019
Classification in the Combined Consolidated Statements of Operations:
General and administrative expenses	$3,937	$4,053	$3,747
Acquisition and transaction expenses	1,105	682	714
Total	$5,042	$4,735	$4,461

In addition to the above, the following corporate expenses, which were allocated from the Parent, are also included in the combined consolidated financial statements:

	Year Ended December 31,
	2021	2020	2019
Classification in the Combined Consolidated Statements of Operations:
General and administrative expenses	$4,776	$4,469	$3,722
Acquisition and transaction expenses	10,880	69	3,412
Total	$15,656	$4,538	$7,134

The following table presents the amount of this non-controlling interest share of net loss:

	Year Ended December 31,
	2021	2020	2019
Non-controlling interest share of net loss	$(26,472)	$(16,522)	$(17,571)